Document and Entity Information	12 Months Ended
Nov. 30, 2012
Risk/Return:
Document Type	485BPOS
Document Period End Date	Jul. 31, 2012
Registrant Name	PUTNAM TAX FREE INCOME TRUST /MA/
Central Index Key	0000771951
Amendment Flag	false
Document Creation Date	Nov. 28, 2012
Document Effective Date	Nov. 30, 2012
Prospectus Date	Nov. 30, 2012